October 13, 2016
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180 and 333-120399
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:
As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.
The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:
Underlying Management Investment Company	CIK Number	Date(s) Filed
BlackRock Equity Dividend Fund	0000814507	October 3, 2016
Fidelity Advisor Series I	0000722574	September 27, 2016
Fidelity Advisor Series VII	0000315700	September 27, 2016
Target Portfolio Trust	0000890339	September 26, 2016
Wells Fargo Funds Trust	0001081400	September 27, 2016
To the extent necessary, these filings are incorporated herein by reference.
Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
    and Assistant Secretary
Security Benefit Life Insurance Company